United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/18

Date of Reporting Period: Quarter ended 12/31/17

Item 1.	Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—74.2%
		Alabama—0.5%
$13,000,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2017), 4.00% TOBs (Royal Bank of Canada GTD), 7/1/2022	$13,990,340
		Alaska—0.9%
24,175,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.50%, 12/1/2020	24,573,162
		Arizona—2.8%
7,000,000	[1]	Arizona Health Facilities Authority (Phoenix Children's Hospital), Variable Rate Revenue Refunding Bonds (Series 2013A-1) FRNs, 3.56% (SIFMA 7-day +1.850%), Mandatory Tender 2/5/2020	7,111,160
7,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), PCR Refunding Bonds (Series 2017A), 1.80% TOBs, Mandatory Tender 5/21/2020	6,938,470
1,100,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), PCR Refunding Bonds (Series 2017B), 1.60% TOBs, Mandatory Tender 5/21/2020	1,090,309
42,000,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 1.22% TOBs, Mandatory Tender 2/1/2018	41,997,480
5,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.00%, 10/1/2023	5,025,600
5,000,000		Yavapai County, AZ IDA Solid Waste Disposal (Series 2010), 1.25% TOBs, Republic Services, Inc., Mandatory Tender 3/1/2018	4,999,750
4,500,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Revenue Bonds (Series 2002), 2.125% TOBs, Mandatory Tender 6/1/2018	4,507,380
2,500,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Revenue Bonds (Series 2003A-2), 1.60% TOBs, Mandatory Tender 3/1/2018	2,501,100
		TOTAL	74,171,249
		California—6.0%
9,350,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Index Rate Bonds Series 2017D) FRNs, 1.49% (3-month USLIBOR x 0.7% +0.550%), 4/1/2021	9,375,432
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1) FRNs, 2.41%, (SIFMA 7-day +0.700%), Mandatory Tender 10/1/2019	15,065,700
50,000,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Revenue Refunding Bonds (Series 2017B) FRNs, 1.71%, (1-month USLIBOR x 0.70 +0.650%), 2/1/2021	49,970,000
10,000,000	[1]	California Infrastructure & Economic Development Bank, (J Paul Getty Trust), Variable Rate Revenue Refunding Bonds (Series 2011A-3) FRNs, 1.41%, (3-month USLIBOR x 0.7% +0.370%), 4/1/2020	9,991,300
9,200,000	[2]	California PCFA (Waste Management Inc.), Solid Waste Disposal Revenue Bonds, 1.55% TOBs, Mandatory Tender 5/1/2018	9,203,772
3,200,000	[2]	California PCFA (Waste Management, Inc.), Solid Waste Disposal Revenue Refunding Bonds (Series 1998B), 3.625%, 6/1/2018	3,234,080
7,500,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D) FRNs, 2.00%, (SIFMA 7-day +0.290%) 12/1/2020	7,499,925
25,000,000	[1]	California State, UT GO Bonds (Series 2013B) FRNs, 2.09%, (SIFMA 7-day +0.380%) 12/1/2022	24,982,250
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 2.61%, (SIFMA 7-day +0.900%), 5/1/2018	9,001,260
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, 1/15/2020	2,607,650
11,025,000	[1]	Riverside, CA Water Revenue, (Series 2011A) FRNs, 2.34%, (SIFMA 7-day +0.630%), 1/15/2020	11,025,772
7,250,000		Southern California Public Power Authority (Power Projects) (Magnolia Power Project A), Revenue Refunding Bonds (Series 2017-1), 2.00%, 7/1/2020	7,304,012
		TOTAL	159,261,153
		Colorado—1.1%
9,640,000	[1]	Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2016B) Index Rate Notes FRNs, 1.81%, (1-month USLIBOR x 0.7% +0.860%), 11/15/2019	9,667,667
5,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017A) FRNs, 1.95%, (1-month USLIBOR x 0.67% +0.900%), 9/1/2019	5,013,450
6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 2.10% (1-month USLIBOR x 0.67% +1.050%), 9/1/2021	6,071,580
8,500,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2017 C-1), 4.00% TOBs, Mandatory Tender 3/1/2020	8,815,350
		TOTAL	29,568,047
		Connecticut—2.0%
15,000,000	[1]	Connecticut State HEFA (Yale-New Haven Hospital), Revenue Bonds (Series 2014B Floating Rate Note) FRNs, 1.46% (1-month USLIBOR x 0.67% +0.550%), Mandatory Tender 7/1/2019	15,001,500

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A) FRNs, 2.59% (SIFMA 7-day +0.880%), 4/15/2018	$4,506,390
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D) FRNs, 2.48% (SIFMA 7-day +0.770%), 9/15/2018	2,506,150
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.36% (SIFMA 7-day +0.650%), 3/1/2020	6,369,426
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.46% (SIFMA 7-day +0.750%), 3/1/2021	3,998,640
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.56% (SIFMA 7-day +0.850%), 3/1/2022	3,061,015
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.61% (SIFMA 7-day +0.900%), 3/1/2023	1,493,040
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D) FRNs, 2.59% (SIFMA 7-day +0.880%), 8/15/2019	15,093,000
		TOTAL	52,029,161
		Florida—0.8%
4,500,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2006), 1.50%, 10/1/2018	4,504,950
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A), 3.00% TOBs, Mandatory Tender 10/1/2020	5,198,100
10,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A), 5.00% TOBs, Mandatory Tender 10/1/2020	10,861,300
		TOTAL	20,564,350
		Georgia—2.2%
1,250,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2018	1,287,350
1,100,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2019	1,164,108
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2020	1,082,340
1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2021	1,246,421
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project PCRBs (First Series 1997), 2.05% TOBs, Mandatory Tender 11/19/2021	4,098,442
20,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Revenue Refunding Bonds, 1.85% TOBs, Mandatory Tender 8/22/2019	19,830,600
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.66% (SIFMA 7-day +0.950%), 2/18/2020	22,446,225
2,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project PCRBs (First Series 2009), 2.05% TOBs, Mandatory Tender 11/19/2021	2,499,050
3,750,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), PCRBs (Plant Scherer First Series 2010), 1.40% TOBs, Mandatory Tender 9/19/2019	3,688,688
		TOTAL	57,343,224
		Hawaii—0.8%
6,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 2.03%, (SIFMA 7-day +0.320%), 9/1/2020	6,500,390
8,000,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 2.03%, (SIFMA 7-day +0.320%), 9/1/2020	8,000,480
7,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 2.03%, (SIFMA 7-day +0.320%), 9/1/2020	7,500,450
		TOTAL	22,001,320
		Illinois—2.4%
16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index) FRNs, 2.54% (SIFMA 7-day +0.830%), Mandatory Tender 6/1/2018	15,943,360
2,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2018	2,054,640
3,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2019	3,430,667
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2020	4,331,640
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2021	4,407,320
3,000,000		Granite City, IL (Waste Management, Inc.), Disposal Revenue Bonds, 1.60% TOBs, Mandatory Tender 5/1/2018	3,001,710
1,375,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2020	1,421,393
1,705,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2021	1,778,332
10,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2020	10,529,600
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2021	5,308,650
3,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2022	3,210,540
2,825,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2018	2,828,786

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$4,975,000		Illinois State, UT GO Refunding Bonds (Series 2010), 5.00%, 1/1/2018	$4,975,000
		TOTAL	63,221,638
		Indiana—4.0%
7,340,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-3), 1.35% TOBs, Mandatory Tender 8/4/2020	7,234,891
1,845,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-5), 1.35% TOBs, Mandatory Tender 8/4/2020	1,818,580
1,000,000		Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	1,000,000
10,000,000		Indiana State EDA (Republic Services, Inc.), (Series 2012), 1.30% TOBs, Mandatory Tender 3/1/2018	9,999,700
13,000,000		Indiana State EDA (Republic Services, Inc.), (Series A), 1.30% TOBs, Mandatory Tender 3/1/2018	12,999,610
3,000,000		Indiana State EDA (Republic Services, Inc.), (Series B), 1.25% TOBs, Mandatory Tender 3/1/2018	2,999,850
70,000,000	[1]	Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2014) FRNs, 2.46% (SIFMA 7-day +0.750%), 12/2/2019	70,158,900
		TOTAL	106,211,531
		Iowa—0.2%
6,000,000		Iowa Finance Authority (Shenandoah Medical Center), Hospital Revenue & Bond Anticipation Notes (Series 2015), 1.75%, 6/1/2018	5,979,480
		Kansas—0.5%
6,500,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-4) FRNs, 1.23% (1-month USLIBOR x 0.67% +0.320%), 9/1/2018	6,492,330
6,000,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-5) FRNs, 1.31% (1-month USLIBOR x 0.67% +0.400%), 9/1/2019	5,986,080
		TOTAL	12,478,410
		Kentucky—0.7%
8,000,000		Carroll County, KY (Kentucky Utilities Company), PCR Revenue Refunding Bonds (Series 2016A), 1.05% TOBs, Mandatory Tender 9/1/2019	7,872,560
5,000,000		Kentucky EDFA (Republic Services, Inc.), (Series B), 1.25% TOBs, Mandatory Tender 3/1/2018	5,000,300
6,500,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Environmental Facilities Revenue Refunding Bonds (Series 2017A), 1.25% TOBs, Mandatory Tender 6/3/2019	6,435,780
		TOTAL	19,308,640
		Louisiana—0.8%
21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA (East Baton Rouge Sewerage Commission), Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index) FRNs, 1.67% (1-month USLIBOR x 0.7% +0.700%), Mandatory Tender 8/1/2018	21,005,040
		Maryland—1.2%
17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority (Johns Hopkins Hospital), Revenue Bonds (Series 2013A) FRNs, 1.51% (1-month USLIBOR x 0.67% +0.600%), Mandatory Tender 5/15/2018	17,003,570
8,100,000	[1]	Maryland State Health & Higher Educational Facilities Authority (Johns Hopkins Hospital), Revenue Bonds (Series 2013B) FRNs, 1.49% (1-month USLIBOR x 0.67% +0.580%), Mandatory Tender 5/15/2018	8,101,620
6,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-45 (Series 2017C-3), 2.50%, 11/1/2024	6,017,880
		TOTAL	31,123,070
		Massachusetts—1.5%
11,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.13% (SIFMA 7-day +0.420%), 1/27/2022	10,995,710
12,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.21%, (SIFMA 7-day +0.500%), 7/26/2022	12,000,000
7,650,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 2.19% (SIFMA 7-day +0.480%), 1/29/2020	7,638,984
5,700,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2017 S-4), 5.00% TOBs, Mandatory Tender 1/25/2024	6,607,953
3,500,000		Massachusetts State Housing Finance Agency Housing Revenue, SFH Revenue Bonds (Series 189), 1.50% TOBs, 7/1/2020	3,471,545
		TOTAL	40,714,192
		Michigan—2.5%
4,000,000	[1]	Eaton Vance Michigan Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.71% (SIFMA 7-day +1.000%), 7/1/2019	3,999,720

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$20,000,000	[1]	Michigan State Financial Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, Series 2015MI(FRN) FRNs, 1.59% (1-month USLIBOR x 0.67% +0.540%), 12/1/2020	$19,880,800
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2), 1.90% TOBs, Mandatory Tender 4/1/2021	9,968,600
13,870,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-1) FRNs, 1.66% (1-month USLIBOR x 0.68% +0.600%), 10/15/2018	13,874,716
12,570,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 1.94% (3-month USLIBOR +1.000%), 10/1/2021	12,607,836
6,250,000		Michigan Strategic Fund (Detroit Edison Co.), Variable Rate Limited Obligation Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs, Mandatory Tender 9/1/2021	6,185,937
		TOTAL	66,517,609
		Minnesota—0.3%
6,500,000		Minnesota Rural Water Finance Authority, Public Project Construction Notes (Series 2017), 1.05%, 3/1/2019	6,436,885
		Mississippi—1.0%
4,000,000		Mississippi Business Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.45% TOBs, Mandatory Tender 3/1/2018	4,000,800
8,000,000	[1]	Mississippi State, UT GO Bonds (Series 2017B) FRNs, 1.24%, (1-month USLIBOR x 0.67% +0.330%), 9/1/2020	7,946,960
15,000,000		South Central Regional Medical Center, MS Hospital Revenue, Facilities Improvement and Refinancing Hospital Revenue Notes (Series 2017), 1.70%, 3/1/2020	14,911,350
		TOTAL	26,859,110
		Missouri—0.4%
4,400,000		St. Louis, MO Apartment Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017B), 4.00% (AGM Corp. INS), 7/1/2019	4,540,800
2,425,000		St. Louis, MO Apartment Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017B), 4.00% (AGM Corp. INS), 7/1/2020	2,544,868
1,305,000		St. Louis, MO Apartment Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017B), 5.00% (AGM Corp. INS), 7/1/2021	1,432,798
1,500,000		St. Louis, MO Apartment Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017B), 5.00% (AGM Corp. INS), 7/1/2022	1,681,530
		TOTAL	10,199,996
		Multi State—1.8%
4,351,519	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2014 Class D) FRNs (Cooperatieve Rabobank UA LOC), 2.51% (SIFMA 7-day +0.800%), 11/15/2019	4,350,736
30,000,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class C) FRNs (Cooperatieve Rabobank UA LOC), 2.76% (SIFMA 7-day +1.050%), 12/31/2019	29,994,300
7,935,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs (Cooperatieve Rabobank UA LOC), 2.96% (SIFMA 7-day +1.250%), 12/31/2021	7,935,000
6,000,000	[1]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.76% (SIFMA 7-day +1.050%), 7/1/2019	5,999,460
		TOTAL	48,279,496
		Nebraska—0.3%
5,590,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada GTD), 6/1/2018	5,666,974
2,500,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% TOBs (Royal Bank of Canada, GTD), Mandatory Tender 12/1/2019	2,644,250
		TOTAL	8,311,224
		Nevada—1.3%
27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.00%, 7/1/2021	29,596,320
5,000,000		Washoe County, NV Gas Facilities Revenue (Sierra Pacific Power Co.), Revenue Refunding Bonds (Series 2016A), 1.50% TOBs, Mandatory Tender 6/3/2019	4,954,850
		TOTAL	34,551,170
		New Hampshire—0.5%
11,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), 1.10% CP, Mandatory Tender 1/3/2018	11,258,424

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—continued
$2,000,000		New Hampshire Business Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003), 2.125% TOBs, Mandatory Tender 6/1/2018	$2,002,880
		TOTAL	13,261,304
		New Jersey—6.5%
11,400,000		Asbury Park, NJ, 2.50% BANs, 6/15/2018	11,420,520
3,500,000		Atlantic Highlands, NJ, 2.50% BANs, 3/12/2018	3,502,555
9,444,296		Bridgeton, NJ, 2.25% BANs, 8/24/2018	9,461,390
7,000,000		Jersey City, NJ, 2.50% BANs, 12/7/2018	7,054,320
6,495,000		Kearny, NJ, 2.50% BANs, 4/26/2018	6,502,015
10,000,000		Kearny, NJ, 2.50% TANs, 2/15/2018	10,005,000
10,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00%, 6/15/2019	10,369,700
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB) FRNs, 2.71% (SIFMA 7-day +1.000%), 12/15/2019	24,890,500
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 1.43%, (1-month USLIBOR x 0.7% +0.480%), 1/1/2022	6,996,570
30,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-5) FRNs, 1.41%, (1-month USLIBOR x 0.7% +0.460%), 1/1/2021	29,961,600
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 1.70%, (1-month USLIBOR x 0.7% +0.750%), 1/1/2023	20,170,000
6,028,750		North Hanover Township, NJ, 2.25% BANs, 4/24/2018	6,035,683
6,264,000		Orange Township, NJ, 2.50% BANs, 12/7/2018	6,308,600
1,827,690		Prospect Park, NJ, 2.50% BANs, 5/22/2018	1,831,071
3,095,535		Sea Bright, NJ, 2.50% BANs, 12/7/2018	3,115,285
3,932,152		Union Beach, NJ, 2.50% BANs, 2/27/2018	3,936,595
11,744,500		Wall Township, NJ, 2.25% BANs, 6/29/2018	11,767,284
		TOTAL	173,328,688
		New Mexico—0.9%
5,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds (Series 2016B), 1.875% TOBs, Mandatory Tender 10/1/2021	4,984,650
19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B) FRNs (Royal Bank of Canada GTD), 1.66% (1-month USLIBOR x 0.67% +0.750%), Mandatory Tender 8/1/2019	19,333,166
		TOTAL	24,317,816
		New York—9.4%
4,080,400		Amsterdam, NY, (Series B), 2.25% BANs, 7/26/2018	4,081,298
3,123,478		Binghamton, NY, 2.00% BANs, 1/26/2018	3,124,384
11,427,370		Long Beach, NY, (2017 Series C), 2.00% BANs, 2/15/2018	11,433,198
9,185,500		Long Beach, NY, (Series A), 2.50% BANs, 2/15/2018	9,195,420
30,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 1.60% (1-month USLIBOR x 0.70% +0.650%), 11/1/2018	30,022,200
4,700,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes) FRNs, 2.08% (SIFMA 7-day +0.370%), 11/1/2018	4,699,624
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes) FRNs, 2.16% (SIFMA 7-day +0.450%), 11/1/2019	2,995,950
3,525,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 2.16% (SIFMA 7-day +0.450%), 6/1/2022	3,520,699
14,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b) FRNs, 2.61% (SIFMA 7-day +0.900%), 11/1/2018	14,053,760
15,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c) FRNs, 2.66% (SIFMA 7-day +0.950%), 11/1/2019	15,114,600
7,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs (AGM INS), 1.51% (1-month USLIBOR x 0.69% +0.570%), 4/6/2020	7,001,820
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs (AGM INS), 1.62% (1-month USLIBOR x 0.69% +0.680%), 4/6/2021	9,035,100
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 1.61% (1-month USLIBOR x 0.67% +0.700%), 2/1/2020	9,997,800

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.46% (1-month USLIBOR x 0.67% +0.550%), 11/1/2022	$27,847,960
5,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2b) FRNs (AGM INS), 1.54% (1-month USLIBOR x 0.69% +0.600%), Mandatory Tender 5/15/2018	5,001,250
8,000,000		Nassau County, NY, (Series B), 3.00% TANs, 9/18/2018	8,076,880
12,500,000		Nassau, NY Health Care Corp., 2.75% RANs, 1/16/2018	12,501,875
12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4) FRNs, 2.26% (SIFMA 7-day +0.550%), 8/1/2025	12,699,746
2,115,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2018	2,116,565
1,720,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2018	1,742,859
5,920,000		Poughkeepsie, NY, (2017 Series A), 2.25% BANs, 3/9/2018	5,926,275
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM Corp. INS), 3/1/2018	1,835,257
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM Corp. INS), 3/1/2019	2,337,345
30,000,000		Suffolk County, NY, 2.50% TANs, 7/25/2018	30,117,000
10,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A) FRNs, 1.61% (1-month USLIBOR x 0.67% +0.700%), 12/1/2021	10,048,800
4,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-5) FRNs (AGM INS), 2.15% (SIFMA 7-day +0.440%), 1/1/2019	4,006,520
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 3.00%, 6/1/2018	1,005,370
		TOTAL	249,539,555
		North Carolina—2.1%
6,000,000		Boone, NC, 2.00% BANs, 7/26/2018	6,006,180
6,250,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series 2013), 1.45% TOBs, Mandatory Tender 3/15/2018	6,251,687
4,350,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series A), 1.25% TOBs, Mandatory Tender 3/1/2018	4,349,870
12,000,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series B), 1.15% TOBs, Mandatory Tender 3/1/2018	12,000,000
6,000,000		North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Refunding Bonds (Series 2017), 5.00%, 3/1/2020	6,415,620
6,000,000		North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Refunding Bonds (Series 2017), 5.00%, 3/1/2021	6,591,180
4,500,000		North Carolina State Grant Anticipation Revenue, Grant Anticipation Revenue Vehicle Refunding Bonds (Series 2017), 5.00%, 3/1/2022	5,070,870
10,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012B) FRNs, 1.31%, (1-month USLIBOR x 0.67 +0.400%), 11/9/2022	10,060,900
		TOTAL	56,746,307
		Ohio—4.2%
6,205,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.46% (SIFMA 7-day +0.750%), 5/1/2020	6,206,613
2,750,000		Independence, OH, (Series 2), 2.00% BANs, 12/5/2018	2,759,708
40,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014) FRNs (Royal Bank of Canada GTD), 1.63% (1-month USLIBOR x 0.67% +0.720%), Mandatory Tender 8/1/2019	40,025,600
4,161,105		Marietta, OH, 2.125% BANs, 5/11/2018	4,164,808
3,900,000		Napoleon, OH, 2.00% BANs, 3/1/2018	3,902,184
17,130,000	[1]	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Notes (Series 2017B) FRNs, 1.93%, (SIFMA 7-day +0.220%), 12/1/2020	17,123,491
5,000,000		Ohio Waste Development Authority Solid Waste (Republic Services, Inc.), 1.25% TOBs, Mandatory Tender 3/1/2018	4,999,500
1,995,000		Parma Heights, OH, (Series 2), 2.00% BANs, 7/18/2018	1,996,656
3,053,000		Parma, OH, 2.00% BANs, 7/26/2018	3,056,328
9,950,000		Richmond Heights, OH Local School District, 3.25% BANs, 6/28/2018	10,008,207
2,700,000		Sharonville, OH, 2.00% BANs, 6/27/2018	2,702,619
2,000,000		Tipp City, OH, 1.75% BANs, 2/14/2018	2,000,240
3,800,000		Trumbull County, OH, (Series 2017-2), 2.00% BANs, 8/30/2018	3,802,166
9,000,000	[1]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A) FRNs, 1.50% (1-month USLIBOR x 0.67% +0.450%), 6/1/2018	9,000,180
		TOTAL	111,748,300

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—0.2%
$1,390,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 9/1/2018	$1,412,198
4,650,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A) FRNs, 2.51% (SIFMA 7-day +0.800%), Mandatory Tender 8/1/2018	4,650,837
		TOTAL	6,063,035
		Oregon—0.2%
4,275,000		Gilliam County, OR Solid Waste Disposal, (Waste Management Inc.) Solid Waste Disposal Revenue Bonds (Series 2000-A), 1.65% TOBs, Mandatory Tender 5/1/2018	4,278,163
1,265,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	1,268,517
		TOTAL	5,546,680
		Pennsylvania—4.6%
2,500,000		Bucks County, PA IDA, (Waste Management, Inc.) Solid Waste Revenue Bonds, 1.50% TOBs, Mandatory Tender 2/1/2018	2,500,325
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), PCR Refunding Bonds (Series 2016B), 1.80% TOBs, Mandatory Tender 8/15/2022	5,361,819
1,250,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.17% (1-month USLIBOR x 0.68% +0.220%), 5/1/2019	1,242,862
1,320,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.22% (1-month USLIBOR x 0.68% +0.270%), 5/1/2020	1,306,127
1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.27% (1-month USLIBOR x 0.68% +0.320%), 5/3/2021	1,490,505
1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.37% (1-month USLIBOR x 0.68% +0.420%), 11/1/2021	1,836,680
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.40% (1-month USLIBOR x 0.68% +0.470%), 11/1/2021	3,398,742
625,000		Monroeville, PA Finance Authority (UPMC Health System), Revenue Bonds (Series 2012), 4.00%, 2/15/2018	626,863
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A), 2.55% TOBs, Mandatory Tender 6/1/2020	4,014,880
700,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.26% (1-month USLIBOR x 0.67% +0.350%), 11/1/2018	698,376
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.32% (1-month USLIBOR x 0.67% +0.410%), 11/1/2019	995,620
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.41% (1-month USLIBOR x 0.67% +0.500%), 11/1/2019	3,987,000
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's Hospital of Bethlehem), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 3.11% (SIFMA 7-day +1.400%), 8/15/2020	8,050,400
15,000,000		Pennsylvania EDFA (Waste Management, Inc.), (Series 2013), 1.20% TOBs, Mandatory Tender 2/1/2018	14,998,350
10,150,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), 1.70% TOBs, Mandatory Tender 8/3/2020	10,150,000
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A) FRNs, 2.39% (SIFMA 7-day +0.680%), 12/1/2018	11,020,350
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 2.59% (SIFMA 7-day +0.880%), 12/1/2020	4,041,200
40,000,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs (AGM INS), 1.74%, (1-month USLIBOR x 0.70 +0.640%), 12/1/2020	39,876,800
5,975,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs (State Aid Withholding GTD), 1.93% (1-month USLIBOR x 0.68% +1.000%), 4/2/2018	5,974,641
		TOTAL	121,571,540
		South Carolina—0.3%
7,000,000		South Carolina Jobs-EDA (East Point Academy), Revenue Notes (Series 2017A), 2.25%, 5/1/2019	6,959,050
		Tennessee—0.2%
5,000,000		Monroe County, TN, UT GO BANS, 1.20%, 6/15/2019	4,977,250
		Texas—5.7%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,424,300

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$17,000,000		Cypress-Fairbanks, TX ISD, Variable Rate UT School Building Bonds (Series 2017A-2), 2.50% TOBs (PSFG GTD), Mandatory Tender 8/15/2019	$17,185,810
9,700,000		Cypress-Fairbanks, TX ISD, Variable Rate UT School Building Bonds (Series 2017A-3), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/17/2020	10,080,337
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014B) FRNs, 2.29% (SIFMA 7-day +0.580%), Mandatory Tender 12/1/2019	10,004,300
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.31% (SIFMA 7-day +0.600%), 6/1/2018	1,814,927
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.41% (SIFMA 7-day +0.700%), 6/1/2019	2,255,085
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.46% (SIFMA 7-day +0.750%), 6/1/2020	2,008,460
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.54% (SIFMA 7-day +0.830%), 6/1/2021	3,737,083
8,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 1.92% (1-month USLIBOR x 0.68% +0.850%), 6/1/2020	8,036,640
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 2.61% (SIFMA 7-day +0.900%), 5/1/2020	5,030,600
5,000,000	[1]	Katy, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2015C) FRNs (PSFG GTD), 1.54% (1-month USLIBOR x 0.67% +0.550%), 8/15/2019	4,998,450
5,500,000		Mansfield, TX ISD, UT GO School Building Bonds (Series 2012), 2.50% TOBs (PSFG GTD), Mandatory Tender 8/1/2021	5,688,925
7,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 1996), 1.75% TOBs, Mandatory Tender 9/1/2020	6,890,380
10,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate) FRNs, 2.51% (SIFMA 7-day +0.800%), Mandatory Tender 1/1/2019	10,021,400
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds) FRNs, 2.38% (SIFMA 7-day +0.670%), 1/1/2020	31,753,662
9,000,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2015B), 2.00%, 12/1/2021	9,116,010
4,770,000		San Antonio, TX ISD, UT GO Bonds (Series 2014B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2018	4,779,254
4,000,000		San Antonio, TX Water System, Variable Rate Junior Lien Revenue & Refunding Bonds (Series 2014B), 2.00% TOBs, Mandatory Tender 11/1/2022	4,001,800
7,335,000		Texas State Transportation Commission—Central Texas Turnpike System, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs, Mandatory Tender 4/1/2020	7,808,694
		TOTAL	150,636,117
		Vermont—0.6%
16,000,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017), 2.00% BANs, 7/1/2020	15,644,320
		Virginia—0.6%
10,000,000		Gloucester County, VA IDA (Waste Management, Inc.), Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2003A), 1.60% TOBs, Mandatory Tender 5/1/2018	10,005,700
2,000,000		King George County IDA, VA (Waste Management, Inc.), 1.60% TOBs, Mandatory Tender 5/1/2018	2,001,140
5,000,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008C), 1.85% TOBs, Mandatory Tender 5/16/2019	5,022,900
		TOTAL	17,029,740
		Washington—1.1%
7,060,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014) FRNs, 2.11% (SIFMA 7-day +0.400%), 12/1/2019	7,073,838
5,000,000		Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Refunding Bonds (Series 2017N), 2.00% TOBs, 9/1/2020	5,003,800
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.15% (1-month USLIBOR x 0.67% +1.100%), 7/1/2022	9,990,800
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIMFA Index Revenue Bonds (Series 2017C) FRNs, 2.76% (SIFMA 7-day +1.050%), 7/3/2023	7,015,260
		TOTAL	29,083,698
		West Virginia—0.6%
9,000,000		Mason County, WV (Appalachian Power Co.), PCRBs, 1.625% TOBs, Mandatory Tender 10/1/2018	8,980,380
7,000,000	[1]	West Virginia University Board of Governors (West Virginia University), Variable Rate Revenue Refunding Bonds (Series 2014C) FRNs, 2.24% (SIFMA 7-day +0.530%), 10/1/2019	7,000,840
		TOTAL	15,981,220

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—0.5%
$4,000,000		Public Finance Authority, WI Revenue (Lake Oconee Acadamy Foundation, Inc.), Loan Anticipation Notes (Series 2017), 2.30%, 10/1/2019	$3,993,120
3,680,000		Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2013B-1), 4.00% TOBs, Mandatory Tender 3/1/2018	3,695,088
5,000		Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2013B-1), 4.00% TOBs (United States Treasury PRF), Mandatory Tender 3/1/2018	5,020
4,500,000		Wisconsin State HEFA (Tomah Memorial Hospital, Inc.), Revenue and BANs (Series 2017A), 2.65%, 11/1/2020	4,452,705
		TOTAL	12,145,933
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,971,789,014)	1,969,280,050
	[1]	SHORT-TERM MUNICIPALS—25.0%
		Alabama—3.4%
250,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.93%, 1/4/2018	250,000
12,755,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 2.04%, 1/4/2018	12,755,000
625,000		Columbia, AL IDB PCRBs (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 1.72%, 1/1/2018	625,000
25,000,000		Columbia, AL IDB PCRBs (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 1.85%, 1/4/2018	25,000,000
32,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARS (Assured Guaranty Corp. INS), 2.05%, 1/5/2018	32,325,000
20,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 1.75%, 1/3/2018	20,000,000
		TOTAL	90,955,000
		California—1.5%
40,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Daily VRDPs, 2.01%, 1/1/2018	40,000,000
		Georgia—1.9%
5,440,000		Bartow County, GA Development Authority (Somerset Cove Apartments, LP), (Series 2002) Weekly VRDNs (Compass Bank, Birmingham LOC), 2.34%, 1/4/2018	5,440,000
1,150,000		Burke County, GA Development Authority (Georgia Power Co.), (Second Series 1995) Daily VRDNs, 1.84%, 1/1/2018	1,150,000
38,300,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 2.00%, 1/4/2018	38,300,000
3,000,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 2007) Daily VRDNs, 1.88%, 1/1/2018	3,000,000
2,775,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 2.00%, 1/1/2018	2,775,000
		TOTAL	50,665,000
		Illinois—2.2%
26,995,000		Chicago, IL Board of Education, (Series 2017-XG0108) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.89%, 1/4/2018	26,995,000
10,600,000		Illinois Educational Facilities Authority (Saint Xavier University), (Series 2002A) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.91%, 1/4/2018	10,600,000
6,930,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 1.91%, 1/4/2018	6,930,000
14,775,000		Metropolitan Pier & Exposition Authority, IL, TOB Trust Certificates (2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 2.04%, 1/4/2018	14,775,000
		TOTAL	59,300,000
		Indiana—1.8%
15,000,000		Indiana State Finance Authority Enviornmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LOC), 1.83%, 1/3/2018	15,000,000
21,500,000		Lawrenceburg, IN PCR Board (Indiana Michigan Power Co.), (Series H) Weekly VRDNs, 1.87%, 1/4/2018	21,500,000
12,000,000		Lawrenceburg, IN PCR Board (Indiana Michigan Power Co.), (Series I) Weekly VRDNs, 1.87%, 1/4/2018	12,000,000
		TOTAL	48,500,000
		Louisiana—1.6%
7,450,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs (Nucor Corp. GTD), 1.78%, 1/3/2018	7,450,000
33,925,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs (Nucor Corp. GTD), 1.84%, 1/3/2018	33,925,000
		TOTAL	41,375,000
		Michigan—0.5%
7,575,000		Detroit, MI City School District, TOB Trust Receipts (2015-XF0241) Weekly VRDNs (AGM GTD)/(TD Bank, N.A. LIQ), 1.96%, 1/4/2018	7,575,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$5,000,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.70%, 1/3/2018	$5,000,000
		TOTAL	12,575,000
		Mississippi—0.0%
680,000		Mississippi Business Finance Corp. (Mississippi College), (Series A) Weekly VRDNs (Regions Bank, Alabama LOC), 1.94%, 1/4/2018	680,000
		Nebraska—0.5%
8,300,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.83%, 1/3/2018	8,300,000
4,000,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.83%, 1/3/2018	4,000,000
		TOTAL	12,300,000
		New Jersey—2.0%
2,130,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.88%, 1/4/2018	2,130,000
12,000,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 2.06%, 1/5/2018	12,000,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998A) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 2.06%, 1/5/2018	6,835,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998B) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 2.06%, 1/5/2018	6,835,000
10,000,000		New Jersey EDA (Port Newart Container Terminal LLC), (Series 2003B) Weekly VRDNs (Santander Bank, N.A. LOC), 1.95%, 1/3/2018	10,000,000
3,405,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs (Valley National Bank, Passaic, NJ LOC), 1.95%, 1/4/2018	3,405,000
12,385,000		New Jersey State EDA (New Jersey State), TOB Trust Certificates (2015-XF1048) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.82%, 1/4/2018	12,385,000
		TOTAL	53,590,000
		New York—1.3%
5,500,000		New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 2-E) Weekly VRDNs (Dexia Credit Local LIQ), 1.78%, 1/3/2018	5,500,000
28,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) Munifund Preferred Shares Daily VRDPs, 2.01%, 1/1/2018	28,000,000
		TOTAL	33,500,000
		North Carolina—0.3%
1,000,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.92%, 1/3/2018	1,000,000
7,725,000		North Carolina Eastern Municipal Power Agency, TOB Trust Certificates (Series 2017-XG0135) Weekly VRDNs (Deutsche Bank AG LIQ), 1.82%, 1/4/2018	7,725,000
		TOTAL	8,725,000
		Ohio—0.2%
5,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) Daily VRENs, 1.79%, 1/2/2018	5,500,000
		Pennsylvania—1.6%
38,145,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), VRMOs (Series 2015B) Weekly VRENs, 1.95%, 1/4/2018	38,145,000
4,000,000		Pennsylvania State Turnpike Commission, TOB Trust Certificates (Series 2017-XF1060) Weekly VRDNs (Deutsche Bank AG LIQ), 1.92%, 1/4/2018	4,000,000
		TOTAL	42,145,000
		Rhode Island—0.1%
2,985,000		Rhode Island State Health and Educational Building Corp., (Series 2005A) Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 2.00%, 1/1/2018	2,985,000
		South Carolina—0.4%
9,000,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.83%, 1/3/2018	9,000,000
		Tennessee—0.0%
500,000		Jackson, TN IDB (Bobrick Washroom Equipment), (Series 1999) Weekly VRDNs (Regions Bank, Alabama LOC), 2.05%, 1/4/2018	500,000
		Texas—5.0%
19,775,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC GTD), 1.90%, 1/3/2018	19,775,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$10,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs (Flint Hills Resources LLC GTD), 1.92%, 1/3/2018	$10,000,000
11,250,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs (Flint Hills Resources LLC GTD), 1.92%, 1/3/2018	11,250,000
37,770,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 2.00%, 1/3/2018	37,770,000
10,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.83%, 1/1/2018	10,000,000
15,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 1.83%, 1/1/2018	15,000,000
10,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 1.83%, 1/1/2018	10,000,000
1,350,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Daily VRDNs, 1.83%, 1/1/2018	1,350,000
16,550,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Daily VRDNs, 1.83%, 1/1/2018	16,550,000
		TOTAL	131,695,000
		Virginia—0.4%
10,000,000		Halifax, VA IDA (Virginia Electric & Power Co.), MMMs, PCR (Series 1992), 1.25% CP, Mandatory Tender 1/17/2018	9,999,200
		Washington—0.2%
5,725,000		Grays Harbor County, WA Public Hospital District No.1 (Summit Pacific Medical Center), Hospital Revenue BANs (Series 2017), 3.00%, 8/1/2019	5,724,027
		Wyoming—0.1%
1,900,000		Sweetwater County, WY Environmental Improvement (Pacificorp), (Series 1995) Daily VRDNs (Bank of Nova Scotia, Toronto LOC), 1.87%, 1/1/2018	1,900,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $661,615,000)	661,613,227
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $2,633,404,014)	2,630,893,277
		OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	21,859,049
		TOTAL NET ASSETS—100%	$2,652,752,326
Securities that are subject to the federal alternative minimum tax (AMT) represent 17.1% of the Fund's portfolio as calculated based upon total market value (Unaudited).
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2017, these restricted securities amounted to $19,446,332, which represented 0.7% of total net assets.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2017, all investments of the Fund utilized level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
RANs	—Revenue Anticipation Notes
SFH	—Single Family Housing
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
VRMOs	—Variable Rate Remarketed Obligations

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018